Investments in affiliates	12 Months Ended
Mar. 31, 2017
Investments in affiliates

6. Investments in affiliates:

Sumitomo Mitsui Card Company, Limited.—

Sumitomo Mitsui Card Company, Limited. (“Sumitomo Mitsui Card”) is a credit card operator in Japan and a privately held company.

As of March 31, 2016 and 2017, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card. DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote credit transaction services which use mobile phones compatible with the “Osaifu-Keitai” (wallet-phone) service.

PLDT Inc.—

PLDT Inc. (“PLDT”) is a telecommunication operator in the Philippines and a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

DOCOMO held approximately 15% of PLDT’s outstanding common shares and approximately 9% of voting interest in PLDT as of March 31, 2016 and 2017. The ratio of outstanding common shares and voting interest in PLDT held by DOCOMO as of March 31, 2016 and 2017 are disproportionate because PLDT issued voting preferred stock in October, 2012.

DOCOMO applies the equity method of accounting for the investment in PLDT, as DOCOMO has the ability to exercise significant influence over PLDT given DOCOMO’s board representation and the right to exercise the voting rights associated with the ownership interest collectively held by DOCOMO and NTT Communications Corporation (“NTT Com”), which held approximately 6% of PLDT’s outstanding common shares and approximately 3% of voting interest in PLDT as of March 31, 2016 and 2017, in accordance with an agreement between PLDT and its major shareholders, including NTT Com and DOCOMO.

DOCOMO’s carrying amount of its investment in PLDT was ¥126,325 million and ¥112,592 million as of March 31, 2016 and 2017, respectively. The aggregate market price of the PLDT shares owned by DOCOMO was ¥152,683 million and ¥114,841 million as of March 31, 2016 and 2017, respectively.

Tata Teleservices Limited—

Tata Teleservices Limited (“TTSL”) is a telecommunication operator in India and a privately held company.

As of March 31, 2016 and 2017, DOCOMO held approximately 26.5% and 21.6%, respectively, of the outstanding common shares of TTSL.

Under the shareholders agreement (the “Agreement”) entered into among TTSL, Tata Sons Limited (“Tata Sons”) and DOCOMO, when DOCOMO entered into a business alliance with TTSL in March 2009, DOCOMO shall have certain shareholder rights including the right to require Tata Sons to find a suitable buyer for DOCOMO’s entire stake (1,248,974,378 shares, or approximately 26.5% of outstanding shares) in TTSL for 50% of the DOCOMO’s acquisition price, which amounts to 72.5 billion Indian rupees (or ¥124.7 billion*1) or at fair value, whichever is higher, in the event that TTSL fails to achieve certain specified performance targets by March 31, 2014. The right became exercisable on May 30, 2014, and DOCOMO exercised the right on July 7, 2014.

The obligation of Tata Sons under the Agreement was not fulfilled, although DOCOMO repeatedly held discussions with Tata Sons in regards to the sale of its entire stake in TTSL, pursuant to the Agreement. Accordingly, DOCOMO submitted its request for arbitration to the London Court of International Arbitration (“LCIA”) on January 3, 2015.

*1 1 rupee = ¥1.72 as of May 31, 2017

DOCOMO received a binding arbitration award from the LCIA on June 23, 2016. The award orders that Tata Sons pay damages to DOCOMO in the amount of approximately $1,172 million (or ¥130.0 billion*2) for Tata Sons’ breach of the shareholders agreement, upon DOCOMO’s tender of its entire stake in TTSL to Tata Sons or its designee.

On July 8, 2016, DOCOMO submitted an application to the High Court in India (“the Court”) requesting enforcement of the LCIA Award in India. On February 25, 2017, DOCOMO and Tata Sons submitted a joint application to the Court requesting the Court to declare that the LCIA Award is enforceable in India. On April 28, 2017, the Court delivered a court decision approving the joint application. The remittance will be made after the necessary procedures under Indian regulations are completed.

Since the transfer of DOCOMO’s shares in TTSL has not been completed as of March 31, 2017, DOCOMO has not accounted for the transfer of the shares considering uncertain circumstances. DOCOMO may recognize a gain if the transfer of TTSL shares with the remittance from Tata Sons described above is completed. DOCOMO continues to account for the investment in TTSL under the equity method as DOCOMO continues to hold approximately 21.6% of the outstanding voting shares of TTSL and have the representation on the Board of Directors of TTSL.

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary.

As a result of such evaluations, DOCOMO recorded impairment charges for other-than-temporary declines during the fiscal years ended March 31, 2015 and 2016. The impacts of such impairment charges on DOCOMO’s results of operations and financial position were inconsequential. DOCOMO determined that there were other-than-temporary declines in values, of certain investments including Hutchison Telephone Company Limited (“HTCL”) and recorded impairment charges aggregating ¥23,342 million, net of deferred income taxes of ¥578 million, for the fiscal year ended March 31, 2017. The impairment charges are included in “Equity in net income (losses) of affiliates, net of applicable taxes” in the accompanying consolidated statements of income.

DOCOMO believes that the estimated fair values of each of its investments in affiliates as of March 31, 2017 subsequent to the recording of the impairment charges are equal to or exceed the related carrying values on an individual basis.

Others—

All of the significant affiliates, except for PLDT, are privately held companies as of March 31, 2017.

DOCOMO’s shares of undistributed earnings of its affiliates included in its consolidated retained earnings were ¥44,367 million, ¥52,203 million and ¥77,945 million, as of March 31, 2015, 2016 and 2017, respectively. DOCOMO does not have significant business transactions with its affiliates except for Sumitomo Mitsui Card.

The total carrying value of DOCOMO’s “Investments in affiliates” in the consolidated balance sheets as of March 31, 2016 and 2017 was greater by ¥263,669 million and ¥200,551 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

*2 $1 = ¥110.96 as of May 31, 2017

The following represents summarized financial information for DOCOMO’s affiliates.

Millions of yen
2015
Operating information
Operating revenues	¥1,229,153
Operating income	148,515
Income from continuing operations	48,076
Net income	48,076
Net income attributable to shareholders’ of the affiliates	48,725

Millions of yen
2016
Balance sheet information
Current assets	¥1,615,276
Non-current assets	2,229,766
Current liabilities	1,481,985
Long-term liabilities	1,549,242
Equity	813,815
Noncontrolling interests	26,453

Millions of yen
2016
Operating information
Operating revenues	¥1,479,223
Operating income	144,668
Income from continuing operations	38,317
Net income	38,317
Net income attributable to shareholders’ of the affiliates	35,618

Millions of yen
2017
Balance sheet information
Current assets	¥1,661,042
Non-current assets	1,987,091
Current liabilities	1,595,153
Long-term liabilities	1,263,543
Equity	789,437
Noncontrolling interests	2,441

Millions of yen
2017
Operating information
Operating revenues	¥1,145,804
Operating income	97,844
Income from continuing operations	150,766
Net income	150,766
Net income attributable to shareholders’ of the affiliates	151,656